1875 K Street N.W.
Washington D.C. 20006-1238 Tel: 202 303 1000 Fax: 202 303 2000

January 15, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio, a series of BlackRock Funds II

(File No. 333-142592 and File No. 811-22061)

Ladies and Gentlemen:

On behalf of BlackRock Funds II and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus for BlackRock Emerging Markets Flexible Dynamic Bond Portfolio (the “Fund”). The purpose of the filing is to submit the 497 filing filed on January 2, 2014 in XBRL for the Fund.

Any questions or comments on this filing should be directed to the undersigned at 202-303-1134.

Very truly yours,

/s/ Elizabeth G. Miller
Elizabeth G. Miller

Enclosures

cc:	Ben Archibald, Esq., BlackRock Advisors, LLC